RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 16, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Allocation amount		$ 700,000	$ 400,000	$ 1,400,000	$ 1,000,000.0	$ 3,400,000	$ 1,500,000
Net operating expense		5,940,339	$ 2,606,294	11,845,994	4,862,137	14,251,075	5,812,754
Net receivable balance		$ 2,100,000		2,100,000		2,300,000	1,400,000
Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Net operating expense							13,939,462
Notes payable							109,108
Greens Natural Foods, Inc. [Member] | Dean Nelson [Member]
Related Party Transaction [Line Items]
Rent expense	$ 114,750
Healthier Choices Management Corp [Member]
Related Party Transaction [Line Items]
Funds from parent company						13,800,000	2,100,000
Net operating expense				1,400,000	1,000,000.0	2,800,000	1,500,000
Loan payment				100,000		$ 11,000,000.0	500,000
Due from affiliates							80,000.00
Funds from parent company				$ 1,500,000	6,200,000
Mother Earth's Subsidiaries, Inc. [Member]
Related Party Transaction [Line Items]
Loan payment					$ 5,200,000
Notes Payable One [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Notes payable								$ 543,750
Notes Payable Two [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Notes payable								$ 56,250
Related Party [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Consulting fees							$ 216,792